23. Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Authorized capital	R$ 15,000,000	R$ 15,000,000
Subscribed and paid-in-capital	683,509,869	683,509,869
Minimum mandatory dividend per share and per ADS	R$ 1.17012	R$ 0.9851	R$ 0.87539
Surplus minimum mandatory	R$ 60,331
Dividends	799,785	R$ 673,328
Additional proposed dividends	R$ 141,203	R$ 118,859	R$ 105,543
Dividend per common share	R$ 1.3767	R$ 1.1590
Withholding income tax recognized in current liabilities	R$ 60,230	R$ 58,258
Interest on capital balance payable	800,352	673,765	R$ 598,612
Interest on capital balance payable declared	799,785	673,328
Interest on capital balance payable witheld income tax	567	437
Investment reserve	R$ 6,098,575	R$ 3,840,422